Related Parties - Additional Information (Detail) R$ in Millions, $ in Millions		12 Months Ended
	Dec. 22, 2020 CAD ($)	Dec. 31, 2020	Dec. 22, 2020 BRL (R$)	Dec. 22, 2020 CAD ($)
Text Block [Abstract]
Percent of equity method investment		45
Percent controlling interest		50
Percent interest in a joint venture		65
Net asset acquired			R$ 6.7	$ 1.7
Increase (decrease) through appropriation of retained earnings, equity	$ 0.2